Unaudited Interim Condensed Consolidated Statements of Changes in Equity € in Thousands	Issued capital [member] EUR (€) shares	Share premium [member] EUR (€)	Other reserves [member] EUR (€)	Retained earnings, excluding profit (loss) for reporting period [member] EUR (€)	Retained earnings, profit (loss) for reporting period [member] EUR (€)	EUR (€)
Balance at Dec. 31, 2020	€ 13,646	€ 244,984	€ 52,342	€ (169,156)	€ (64,393)	€ 77,422
Beginning balance (in shares) at Dec. 31, 2020 | shares	90,970,562
Total comprehensive loss			(337)		(27,702)	(28,038)
Income appropriation				(64,393)	64,393
Share-based compensation expense:
- value of services			608			608
- exercises	€ 119	2,090				2,209
Exercises, number of shares issued | shares	793,200
Treasury shares			154			154
Balance at Mar. 31, 2021	€ 13,765	247,074	52,768	(233,549)	(27,702)	52,355
Ending balance (in shares) at Mar. 31, 2021 | shares	91,763,762
Balance at Dec. 31, 2021	€ 15,786	409,258	52,512	(233,549)	(73,425)	170,581
Beginning balance (in shares) at Dec. 31, 2021 | shares	105,239,085
Total comprehensive loss			(244)		(26,041)	(26,285)
Income appropriation				(73,425)	73,425
Share-based compensation expense:
- value of services			185			185
- exercises	€ 384	3,541				3,925
Exercises, number of shares issued | shares	2,563,011
Treasury shares
Balance at Mar. 31, 2022	€ 16,170	€ 412,799	€ 52,452	€ (306,974)	€ (26,041)	€ 148,406
Ending balance (in shares) at Mar. 31, 2022 | shares	107,802,096